RELATED PARTY TRANSACTIONS (Details) $ / shares in Units, $ in Thousands								1 Months Ended					5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 28, 2022 USD ($) shares	Dec. 20, 2021 shares	Mar. 18, 2021 USD ($) $ / shares shares	Mar. 15, 2021 USD ($) tradingDay $ / shares	Mar. 01, 2021 USD ($) shares	Jan. 01, 2021	Jun. 30, 2020 USD ($) shares	Aug. 31, 2022 shares	Dec. 31, 2021 USD ($) shares	Oct. 31, 2021 USD ($)	Mar. 31, 2021 USD ($) shares	Jan. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jul. 27, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Jul. 31, 2022 USD ($)	May 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Feb. 28, 2021 shares	Aug. 31, 2019
Related Party Transaction [Line Items]
Common shares outstanding (in shares) | shares									8,000,002						8,000,002
Exercise price of warrants (in dollars per share) | $ / shares													$ 11.50
Outstanding borrowings									$ 118,865				$ 179,324		$ 118,865
Accounts payable									12,680						12,680
Net revenue													92,373	$ 73,760	142,472	$ 94,428
Cost of goods sold													60,657	30,868	55,037	29,096
Accounts receivable									18,738						18,738
Milk
Related Party Transaction [Line Items]
Net revenue													31,283		142,472
Cost of goods sold													15,684
Licensed products
Related Party Transaction [Line Items]
Net revenue													90,385	70,729	136,759	88,524
Licensed products | Milk
Related Party Transaction [Line Items]
Net revenue													$ 31,283		136,759
Sponsor Warrants
Related Party Transaction [Line Items]
Issued (in shares) | shares	1,000,000		5,933,333
Consideration received	$ 1,500
Private Placement Warrants
Related Party Transaction [Line Items]
Warrant exercise period													30 days
Class B Ordinary Shares
Related Party Transaction [Line Items]
Common shares outstanding (in shares) | shares													21,104,225
Class A Ordinary Shares
Related Party Transaction [Line Items]
Common shares outstanding (in shares) | shares													86,460,560
Related Party
Related Party Transaction [Line Items]
Performance fee allocation percentage											20.00%
Hurdle rate (percent)											5.00%
Hurdle rate accrual period					5 years
Accounts payable									0				$ 373		0
Indemnification agreement, advancement period	30 days
Accounts receivable									0				285		0
Related Party | Milk
Related Party Transaction [Line Items]
Administrative expenses													100
Related Party | Supply Commitment
Related Party Transaction [Line Items]
Net revenue													17,219
Cost of goods sold													$ 5,128
Related Party | Licensed products
Related Party Transaction [Line Items]
Royalty percentage													5.50%
Related Party | Cedarwalk
Related Party Transaction [Line Items]
Product registration payments							$ 4,100
Related Party | Private Placement Warrants
Related Party Transaction [Line Items]
Issued (in shares) | shares	5,933,333		5,933,333
Consideration received			$ 8,900
Purchase price per share (in dollars per share) | $ / shares			$ 1.50
Stock conversion ratio	1		1
Exercise price of warrants (in dollars per share) | $ / shares			$ 11.50
Warrant exercise period			30 days
Related Party | Class B Ordinary Shares | Milk Transaction
Related Party Transaction [Line Items]
Stock registered (in shares) | shares								21,104,225
Related Party | Class A Ordinary Shares
Related Party Transaction [Line Items]
Stock registered (in shares) | shares								121,120,063
Related Party | Class A Ordinary Shares | Forward Purchase Agreement
Related Party Transaction [Line Items]
Stock registered (in shares) | shares								33,300,000
Related Party | Class A Ordinary Shares | Private Placement
Related Party Transaction [Line Items]
Stock registered (in shares) | shares								11,800,000
Related Party | Class A Ordinary Shares | Obagi Merger
Related Party Transaction [Line Items]
Stock registered (in shares) | shares								28,237,506
Related Party | Class A Ordinary Shares | Milk Transaction
Related Party Transaction [Line Items]
Stock registered (in shares) | shares								21,104,225
Related Party | Class A Ordinary Shares | Private Placement Warrants
Related Party Transaction [Line Items]
Stock registered (in shares) | shares								18,033,332
Sponsor | Related Party
Related Party Transaction [Line Items]
Administrative expenses				$ 10										$ 65
Accounts payable													$ 400
Lock-up shares, earnout period				1 year
Lock-up shares, stock price trigger | $ / shares				$ 12.00
Lock-up shares, threshold trading days | tradingDay				20
Lock-up shares, threshold consecutive trading days | tradingDay				30
Lock-up shares, threshold period before commencement of consecutive trading days				150 days
Sponsor | Related Party | January Note | Notes Payable, Other Payables
Related Party Transaction [Line Items]
Aggregate principal amount												$ 300
Outstanding borrowings			$ 0
Sponsor | Related Party | Convertible Working Capital Note | Notes Payable, Other Payables
Related Party Transaction [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares														$ 1.50
Aggregate principal amount													0						$ 1,500
Promissory note										$ 1,500
Outstanding borrowings														$ 1,500
Number of warrants (in shares) | shares														1,000,000
Sponsor | Related Party | Non-Convertible Working Capital Notes | Notes Payable, Other Payables
Related Party Transaction [Line Items]
Aggregate principal amount													0				$ 450	$ 600
Outstanding borrowings														$ 1,050
Sponsor | Related Party | Class B Ordinary Shares
Related Party Transaction [Line Items]
Issued (in shares) | shares												7,187,500
Consideration received												$ 25
Purchase price per share (in dollars per share) | $ / shares												$ 0.003
Common shares outstanding (in shares) | shares											8,545,000									7,107,500
Ownership percentage											20.00%
Sponsor | Related Party | Class A Ordinary Shares
Related Party Transaction [Line Items]
Stock registered (in shares) | shares								8,545,000
Investor Directors | Related Party | Class B Ordinary Shares
Related Party Transaction [Line Items]
Common shares outstanding (in shares) | shares																				20,000
Investor Directors | Related Party | Class A Ordinary Shares
Related Party Transaction [Line Items]
Stock registered (in shares) | shares								80,000
Sponsor and Investor Directors | Related Party | Class B Ordinary Shares
Related Party Transaction [Line Items]
Common shares outstanding (in shares) | shares	8,625,000
Stock conversion ratio	1
Burwell and Zeno | Sponsor Warrants
Related Party Transaction [Line Items]
Issued (in shares) | shares		5,333,333
Burwell and Zeno | Class A Ordinary Shares
Related Party Transaction [Line Items]
Issued (in shares) | shares		16,000,000
Burwell and Zeno | Related Party
Related Party Transaction [Line Items]
Consideration received									$ 160,000
Burwell and Zeno | Related Party | Sponsor Warrants
Related Party Transaction [Line Items]
Issued (in shares) | shares									5,333,333
Burwell and Zeno | Related Party | Class A Ordinary Shares
Related Party Transaction [Line Items]
Issued (in shares) | shares									16,000,000
Beauty Ventures LLC
Related Party Transaction [Line Items]
Consideration received					$ 173,000
Beauty Ventures LLC | Sponsor Warrants
Related Party Transaction [Line Items]
Issued (in shares) | shares					5,766,666
Beauty Ventures LLC | Class A Ordinary Shares
Related Party Transaction [Line Items]
Issued (in shares) | shares					17,300,000
Beauty Ventures LLC | Related Party
Related Party Transaction [Line Items]
Consideration received											$ 173,000
Beauty Ventures LLC | Related Party | Sponsor Warrants
Related Party Transaction [Line Items]
Issued (in shares) | shares											5,766,666
Beauty Ventures LLC | Related Party | Class A Ordinary Shares
Related Party Transaction [Line Items]
Issued (in shares) | shares											17,300,000
Aaron Chatterley | Related Party | Class A Ordinary Shares
Related Party Transaction [Line Items]
Stock registered (in shares) | shares								20,000
Cedarwalk | Related Party | Class A Ordinary Shares | Waldencast plc | Obagi China Business
Related Party Transaction [Line Items]
Ownership interest in fully diluted Class A ordinary shares (percent)	24.50%
Cedarwalk | Related Party | Ordinary Shares
Related Party Transaction [Line Items]
Issued (in shares) | shares							8,000,000
Obagi China Business | Related Party
Related Party Transaction [Line Items]
Accounts receivable													$ 300
Transition services, initial term													12 months
Transition services, optional extension term													12 months
Obagi China Business | Related Party | Supply Commitment
Related Party Transaction [Line Items]
Net revenue													$ 17,000
Cost of goods sold													5,100
Obagi China Business | Related Party | Licensed products
Related Party Transaction [Line Items]
Net revenue													200
Obagi Cosmeceuticals
Related Party Transaction [Line Items]
Services agreement, renewal term						1 year
Obagi Cosmeceuticals | Related Party
Related Party Transaction [Line Items]
Service fee percentage						5.00%
Total service fees paid													1,100	3,500	4,600	900
Obagi Shanghai | Related Party
Related Party Transaction [Line Items]
Service fee percentage																					5.00%
Total service fees paid													$ 0	$ 2,100	$ 2,600	$ 600